Lease	12 Months Ended
Dec. 31, 2023
Lease
Lease

17. Lease

The Group’s leasing activities primarily consist of operating leases for administrative offices. ASC 842 requires lessees to recognize ROU assets and lease liabilities on the balance sheet. The Group has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

17. Lease (Continued)

The Group recorded ROU assets and lease liabilities as a lessee. As of December 31, 2022 and 2023, ROU assets were approximately RMB62,898 and RMB118,408, respectively. As of December 31, 2022 and 2023, lease liabilities were approximately RMB71,257 and RMB115,949, respectively. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2022	2023
	RMB	RMB
Cash payments for operating leases	46,169	60,323
ROU assets obtained in exchange for operating lease liabilities	5,979	101,875

Future lease payments under operating leases as of December 31, 2023 were as follows:

Operating leases
RMB
Year ending December 31,
2024	33,923
2025	26,551
2026	25,182
2027	22,818
2028 and thereafter	18,839
Total future lease payments	127,313
Less: Imputed interest	(11,364)
Total lease liability balance	115,949

The weighted-average remaining lease term was 1.59 and 4.30 years as of December 31, 2022 and 2023, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2022 and 2023 was 5.85% and 4.51%, respectively.

Operating lease expenses for the years ended December 31, 2021, 2022 and 2023 were RMB41,976, RMB44,252 and RMB49,505, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the years ended December 31, 2021, 2022 and 2023 were RMB7,929, RMB5,146 and RMB3,498, respectively.

There were no material early terminated leases for the years ended December 31, 2022 and 2023, respectively.

As of December 31, 2022 and 2023, no additional operating leases have not yet commenced.